INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)	The components of income tax expense are as follows:
	Years Ended December 31,
	2015	2014
Current:
Federal	$2,484,372	$1,757,098
State	473,037	347,382
Deferred	255,638	331,399
	$3,213,047	$2,435,879

Schedule of Effective Income Tax Rate Reconciliation
The Company's income tax expense differs from the amounts computed by applying the federal income tax statutory rates to income before income taxes. A reconciliation of the differences is as follows:

	Years Ended December 31,
	2015		2014
	Amount	%	Amount	%

Income taxes at statutory rate	$4,083,995	34%	$3,076,856	34%
Tax-exempt income	(831,141)	(7)%	(863,204)	(10)%
Nondeductible expenses	161,176	1%	238,638	3%
State income tax, net of federal tax effect	307,951	3%	215,803	2%
Tax credits	(295,800)	(2)%	(337,716)	(4)%
Other, net	(213,134)	(2)%	105,502	2%
	$3,213,047	27%	$2,435,879	27%

Schedule of Deferred Tax Assets and Liabilities
The components of deferred income taxes included in the consolidated financial statements were as follows:

	December 31,
	2015	2014
Deferred tax assets:
Allowance for loan losses	$2,516,669	$2,273,435
Net operating loss carryover	2,426,903	2,615,552
Other real estate	275,530	357,873
Other	1,194,345	1,200,419
	6,413,447	6,447,279
Deferred tax liabilities:
Securities accretion	(112,050)	(124,942)
Premises and equipment	(554,103)	(443,080)
Unrealized gain on available-for-sale securities	(560,791)	(932,473)
Core deposit intangible	(149,109)	(238,562)
Goodwill	(929,316)	(716,188)
	(2,305,369)	(2,455,245)
Net deferred tax asset, included in other assets	$4,108,078	$3,992,034